Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Tax Assets and Liabilities [abstract]
Assets	£ 106
Liabilities	0	£ (3)
Beginning Balance	106	(3)
Income statement charge	(225)	(391)	£ (482)
Other comprehensive income (charge)/credit	(3)	32
Corporate income tax paid	309	445	484
Other movements	(1)	23
Ending Balance	186	106	(3)
Assets	186	106
Liabilities	£ 0	£ 0	£ (3)